Prepayments, Receivables and Other Assets, Net - Schedule of Individual Loan Exceeding of Current Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026 [1]	Jun. 30, 2025
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,500,000	$ 1,000,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 5,836	$ 20,411
Contract Term	2025.03.11-2026.03.12	2024.11.12-2025.11.11
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,000,000	$ 1,500,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 20,411	$ 5,836
Contract Term	2024.11.12-2025.11.11	2025.03.11-2026.03.12
Borrowers B [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,020,000	$ 1,020,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 31,199	$ 31,199
Contract Term	2025.02.15-2026.02.15	2025.02.15-2026.02.15

[1]	As the principal and interest have not been received in accordance with the contractual terms, the Company anticipates that full recovery of such receivables may not be probable. Interest receivable was accrued only up to June 30, 2025, and no additional interest income was accrued for the year ended June 30, 2026.